Subordinated Liabilities - Activity (Details) $ in Millions		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Financial liabilities
Outstanding issue amount			$ 1,644,023		$ 1,299,114
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount		$ 1,817,000,000	36,182	$ 1,816,000,000	34,267	$ 1,894,000,000	$ 37,228
Subordinated Additional Tier I Capital Notes, Issued 2016 | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount		$ 500,000,000	9,948		9,420		9,809
Annual interest rate (as percent)		8.50%
Tier II Subordinated Capital Notes, Issued 2018 | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount		$ 1,300,000,000	$ 26,234		$ 24,847		$ 25,873
Annual interest rate (as percent)	5.95%	5.95%